Quarterly Holdings Report
for

Fidelity Freedom® Blend 2025 Fund

June 30, 2021

FBF-Y25-QTLY-0821
1.9892469.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,571,483	$88,046,759
Fidelity Series Commodity Strategy Fund (a)	6,859,907	38,209,680
Fidelity Series Large Cap Growth Index Fund (a)	3,191,611	56,140,444
Fidelity Series Large Cap Stock Fund (a)	3,138,847	62,149,165
Fidelity Series Large Cap Value Index Fund (a)	7,670,613	118,510,977
Fidelity Series Small Cap Opportunities Fund (a)	1,625,129	29,609,843
Fidelity Series Value Discovery Fund (a)	2,608,926	43,882,130
TOTAL DOMESTIC EQUITY FUNDS
(Cost $333,015,558)		436,548,998

International Equity Funds - 27.3%
Fidelity Series Canada Fund (a)	1,647,024	23,091,271
Fidelity Series Emerging Markets Fund (a)	1,216,386	14,839,908
Fidelity Series Emerging Markets Opportunities Fund (a)	4,964,535	133,347,405
Fidelity Series International Growth Fund (a)	2,754,388	53,875,827
Fidelity Series International Index Fund (a)	1,833,507	22,552,138
Fidelity Series International Small Cap Fund (a)	848,291	18,891,433
Fidelity Series International Value Fund (a)	4,804,920	53,670,958
Fidelity Series Overseas Fund (a)	3,945,420	53,776,069
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $285,765,155)		374,045,009

Bond Funds - 35.1%
Fidelity Series Corporate Bond Fund (a)	6,406,091	71,427,918
Fidelity Series Emerging Markets Debt Fund (a)	809,266	7,542,361
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	240,136	2,490,214
Fidelity Series Floating Rate High Income Fund (a)	163,571	1,513,035
Fidelity Series Government Bond Index Fund (a)	8,390,360	89,105,626
Fidelity Series High Income Fund (a)	905,961	8,688,166
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,008,868	87,937,367
Fidelity Series Investment Grade Bond Fund (a)	8,355,707	97,928,891
Fidelity Series Investment Grade Securitized Fund (a)	6,535,114	67,638,433
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,950,259	41,433,669
Fidelity Series Real Estate Income Fund (a)	450,876	5,239,178
TOTAL BOND FUNDS
(Cost $470,678,905)		480,944,858

Short-Term Funds - 5.8%
Fidelity Cash Central Fund 0.06% (b)	1,543	1,544
Fidelity Series Government Money Market Fund 0.08% (a)(c)	21,225,299	21,225,299
Fidelity Series Short-Term Credit Fund (a)	1,345,197	13,667,200
Fidelity Series Treasury Bill Index Fund (a)	4,484,906	44,849,062
TOTAL SHORT-TERM FUNDS
(Cost $79,624,561)		79,743,105
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,169,084,179)		1,371,281,970
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,162)
NET ASSETS - 100%		$1,371,264,808

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,308	$101,544	$101,308	$--	$--	$1,544	0.0%
Total	$1,308	$101,544	$101,308	$--	$--	$1,544

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$76,811,051	$12,162,917	$9,598,911	$--	$391,264	$8,280,438	$88,046,759
Fidelity Series Canada Fund	17,952,376	3,823,356	436,551	--	8,105	1,743,985	23,091,271
Fidelity Series Commodity Strategy Fund	32,532,549	4,413,126	3,151,673	--	161,294	4,254,384	38,209,680
Fidelity Series Corporate Bond Fund	60,573,797	10,132,382	1,099,475	421,876	5,871	1,815,343	71,427,918
Fidelity Series Emerging Markets Debt Fund	6,408,716	1,064,646	104,899	76,365	323	173,575	7,542,361
Fidelity Series Emerging Markets Debt Local Currency Fund	2,142,253	312,366	37,391	--	(229)	73,215	2,490,214
Fidelity Series Emerging Markets Fund	13,871,365	1,943,280	1,575,274	--	(16,974)	617,511	14,839,908
Fidelity Series Emerging Markets Opportunities Fund	124,703,347	18,031,993	15,133,855	--	(207,064)	5,952,984	133,347,405
Fidelity Series Floating Rate High Income Fund	1,291,097	229,201	15,912	13,860	32	8,617	1,513,035
Fidelity Series Government Bond Index Fund	74,691,874	13,998,480	738,592	208,640	(977)	1,154,841	89,105,626
Fidelity Series Government Money Market Fund 0.08%	22,389,485	3,150,711	4,314,897	3,451	--	--	21,225,299
Fidelity Series High Income Fund	7,437,420	1,219,526	154,022	96,803	1,783	183,459	8,688,166
Fidelity Series Inflation-Protected Bond Index Fund	74,431,031	12,545,559	737,881	--	4,635	1,694,023	87,937,367
Fidelity Series International Growth Fund	44,150,005	8,975,835	3,255,043	--	80,835	3,924,195	53,875,827
Fidelity Series International Index Fund	18,432,181	3,759,119	577,902	--	9,629	929,111	22,552,138
Fidelity Series International Small Cap Fund	15,923,704	2,329,187	542,136	--	1,285	1,179,393	18,891,433
Fidelity Series International Value Fund	44,100,749	10,111,065	1,646,320	--	3,674	1,101,790	53,670,958
Fidelity Series Investment Grade Bond Fund	82,897,779	14,685,022	1,122,025	451,947	37	1,468,078	97,928,891
Fidelity Series Investment Grade Securitized Fund	58,082,631	10,244,869	977,706	30,889	(4,050)	292,689	67,638,433
Fidelity Series Large Cap Growth Index Fund	48,484,457	7,403,088	5,601,673	236,092	241,550	5,613,022	56,140,444
Fidelity Series Large Cap Stock Fund	52,956,119	8,561,100	3,221,729	--	183,363	3,670,312	62,149,165
Fidelity Series Large Cap Value Index Fund	101,155,964	16,483,512	4,289,159	--	58,740	5,101,920	118,510,977
Fidelity Series Long-Term Treasury Bond Index Fund	32,060,417	8,339,376	1,202,587	214,857	(198,100)	2,434,563	41,433,669
Fidelity Series Overseas Fund	44,224,368	9,246,186	3,244,474	--	80,183	3,469,806	53,776,069
Fidelity Series Real Estate Income Fund	4,455,269	632,401	89,087	7,225	1,806	238,789	5,239,178
Fidelity Series Short-Term Credit Fund	11,042,683	2,744,627	104,640	43,727	(155)	(15,315)	13,667,200
Fidelity Series Small Cap Opportunities Fund	25,581,041	4,546,448	1,232,748	--	27,531	687,571	29,609,843
Fidelity Series Treasury Bill Index Fund	35,576,683	9,612,264	339,885	7,077	--	--	44,849,062
Fidelity Series Value Discovery Fund	37,376,039	6,852,583	2,412,313	--	113,399	1,952,422	43,882,130
	$1,171,736,450	$207,554,225	$66,958,760	$1,812,809	$947,790	$58,000,721	$1,371,280,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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